Consolidated Statements of Changes in Equity	Common shares USD ($) shares	Common shares CNY (¥) shares	Treasury Shares USD ($)	Treasury Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2013		¥ 3,461,060		¥ (329,357)		¥ 427,443,700		¥ (26,379,146)		¥ (28,648,538)		¥ 375,547,719
Balance (in shares) at Mar. 31, 2013 | shares	45,105,312	45,105,312
Increase (Decrease) in Stockholders' Equity
Net income										27,276,435		27,276,435
Foreign currency translation adjustment, net of nil tax								(766,783)				(766,783)
Share-based compensation (Note 12)						10,534,910						10,534,910
Issuance of common shares with net-settlement of employee individual income tax		¥ 13,834		(567,881)		(13,834)						(567,881)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares	186,884	186,884
Repurchase of common shares (Note 13)				(132,528)								(132,528)
Repurchase of common shares (Note 13) (in shares) | shares	(10,678)	(10,678)
Balance at Mar. 31, 2014		¥ 3,474,894		(1,029,766)		437,964,776		(27,145,929)		(1,372,103)		411,891,872
Balance (in shares) at Mar. 31, 2014 | shares	45,281,518	45,281,518
Increase (Decrease) in Stockholders' Equity
Net income										23,055,720		23,055,720
Foreign currency translation adjustment, net of nil tax								(30,753)				(30,753)
Share-based compensation (Note 12)				2,983,072		4,128,244						7,111,316
Share-based compensation (Note 12) (in shares) | shares	214,314	214,314
Issuance of common shares with net-settlement of employee individual income tax		¥ 38,824		(1,792,215)		3,814,809						2,061,418
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares	577,064	577,064
Repurchase of common shares (Note 13)				(8,362,136)								(8,362,136)
Repurchase of common shares (Note 13) (in shares) | shares	(612,314)	(612,314)
Special cash dividend (Note 14)						(58,405,029)						(58,405,029)
Balance at Mar. 31, 2015		¥ 3,513,718		(8,201,045)		387,502,800		(27,176,682)		21,683,617		¥ 377,322,408
Balance (in shares) at Mar. 31, 2015 | shares	45,460,582	45,460,582									45,460,582	45,460,582
Increase (Decrease) in Stockholders' Equity
Net income										26,051,187	$ 4,040,197	¥ 26,051,187
Foreign currency translation adjustment, net of nil tax								2,002,553			310,570	2,002,553
Share-based compensation (Note 12)						9,164,822						9,164,822
Issuance of common shares with net-settlement of employee individual income tax		¥ 16,986				(791,340)						(774,354)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares	273,766	273,766
Repurchase of common shares (Note 13)				(19,536,028)								(19,536,028)
Balance at Mar. 31, 2016	$ 547,566	¥ 3,530,704	$ (4,301,655)	¥ (27,737,073)	$ 61,395,205	¥ 395,876,282	$ (3,904,176)	¥ (25,174,129)	$ 7,403,040	¥ 47,734,804	$ 61,139,980	¥ 394,230,588
Balance (in shares) at Mar. 31, 2016 | shares	45,734,348	45,734,348									45,734,348	45,734,348